GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Non-compete agreements	$ 1,340	$ 3,730
Customer relationships	9,480	8,860
Licensing agreements	4,589	4,589
Patents	3,393	3,250
Total	18,802	20,429
Accumulated Amortization	(11,561)	(12,328)
Amortization of intangibles	2,473	2,918	5,183
Indefinite-lived intangible assets	2,340	2,340
Goodwill [Roll Forward]
Goodwill, Beginning Balance	159,316	154,702
Goodwill, Acquisitions	1,160	2,514
Goodwill, Other	(330)	2,100
Goodwill, Ending Balance	160,146	159,316	154,702
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	2,184
2015	1,959
2016	954
2017	797
2018	535
Thereafter	812
Total	7,241	8,101
Non-compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(514)	(3,366)
Non-compete Agreements [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Non-compete Agreements [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(6,832)	(5,465)
Customer Relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Customer Relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Licensing Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(1,606)	(1,147)
Estimated useful lives of intangible assets	10 years
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	(2,609)	(2,350)
Eastern and Western [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	127,925	123,311
Goodwill, Acquisitions	1,160	2,514
Goodwill, Other	(330)	2,100
Goodwill, Ending Balance	128,755	127,925
Site-Built [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	21,720	21,720
Goodwill, Acquisitions	0	0
Goodwill, Other	0	0
Goodwill, Ending Balance	21,720	21,720
All Other [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	9,671	9,671
Goodwill, Acquisitions	0	0
Goodwill, Other	0	0
Goodwill, Ending Balance	$ 9,671	$ 9,671